Securitizations and Variable Interest Entities, Residential Mortgage Servicing Rights (Details) - Residential mortgage servicing rights [Member] - $ / loan	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Prepayment speed	11.70%	12.10%	12.40%
Discount rate	6.50%	7.30%	7.60%
Cost to service ($ per loan)	132	223	259